Financial income, financial expenses and exchange gains/(losses)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial income, financial expenses and exchange gains/(losses)
15. Financial income, financial expenses and exchange gains/(losses)
The following table provides a breakdown for financial income, financial expenses and exchange gains/(losses):

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Financial income
Options - Changes in fair value	20,675	17,743	—
Fixed-income securities	17,845	10,812	11,364
Hedging operations	661	358	843
Interest on financial other assets	1,881	2,462	3,665
Interest on financial receivables/loans	583	1,391	2,494
Derivative financial instruments	2,760	—	2,986
Other financial income	1,484	1,586	709

Total financial income	45,889	34,352	22,061

Financial expenses
Options - Changes in fair value	(13,391)	(15,729)	(4,154)
Hedging operations	(7,044)	(6,716)	(11,386)
Interest and financial charges for lease liabilities	(8,982)	(10,615)	(11,522)
Warrants - Changes in fair value	(4,137)	—	—
Fixed-income securities	(3,902)	(8,272)	(2,346)
Interest on bank loans and overdrafts	(2,845)	(3,765)	(5,248)
Interest expenses on interest rate swaps	(2,076)	(2,002)	(1,987)
Derivative financial instruments	—	(380)	—
Other financial exp e nses	(1,446)	(593)	(849)

Total financial expenses	(43,823)	(48,072)	(37,492)

Foreign exchange (losses)/gains	(7,791)	13,455	(2,441)
Financial income and financial expenses relating to options represent the fair value changes during the period in the value of the put options owned by the non-controlling
interests in the Group’s investments in Thom Browne, Dondi and Lanificio, as well as the remeasurement of cash-settled share-based payments. For the year ended December 31, 2021, financial income relating to options related to a gain of Euro 20,675 thousand recognized following the purchase of an additional 5% of the Thom Browne Group on June 1, 2021, as further described in Note 34 -
Other current and
non-current
financial liabilities
. The put option relating to the remaining 10% of
non-controlling
interest was remeasured at fair value at December 31, 2021, resulting in an increase in the liability and financial expenses of Euro 7,833 thousand. Financial expenses relating to options also include Euro 3,523 thousand related to the Lanificio put option, which was exercised by the Group in July 2021, and Euro 2,035 related to the Dondi put option. For the year ended December 31, 2020, financial income relating to options primarily relates to the Lanificio put option and financial expenses relating to options primarily relate to the Thom Browne put option. See Note 34 -
Other current and
non-current
financial liabilities
for additional details relating to the Group’s written put options on non-controlling
interests.
Financial income and financial expenses relating to fixed income securities primarily relate to fixed income investments and insurance contracts held by the Group.
Interest on bank loans and overdrafts mainly includes interest expenses on bank loans.
Other financial income for the year ended December 31, 2020 includes a Euro 1,000 thousand gain deriving from contingent consideration relating to the Dondi acquisition that will not be payable by the Group as the defined performance targets were not met by Dondi.
Foreign exchange losses

and gains
 for the years ended December 31, 2021, 2020 and 2019, amounted to losses
of Euro 7,791
 thousand, gains of Euro
13,455 thousand and losses of Euro 2,441 thousand, respectively. Foreign exchange gains and losses primarily relate to exchange rate effects deriving from the remeasurement of the put options owned by the non-controlling
interests in the Group’s investments.